Submission	Jan. 15, 2025
Submission [Line Items]
Central Index Key	0000055785
Registrant Name	KIMBERLY CLARK CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES